INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,143,658	$ 751,916	$ 397,846
Federal tax, rate		21.00%
State tax, rate		5.00%
Deferred tax asset valuation allowance		$ 751,916	397,846
Valuation Allowance, Deferred Tax Asset, Explanation of Change	Company, the net deferred tax assets for 2023 were fully offset by a 100% valuation allowance.
Deferred Tax Assets, Valuation Allowance	$ 1,143,658	$ 751,916	$ 397,846